INCOME TAXES (Details Textual)	Mar. 31, 2018 USD ($)
Operating Loss Carryforwards	$ 6,319,925
Canada
Operating Loss Carryforwards	9,491,200
UNITED STATES
Operating Loss Carryforwards	$ 11,788,800